Consolidated Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating and formation costs	$ 1,000	$ 1,201,383
Franchise tax expense		97,200
Loss from operations	(1,000)	(1,298,583)
Transaction costs allocated to warrant liabilities		(155,037)
Net gain on investments held in Trust Account		5,428
Change in fair value of warrant liabilities		1,077,750
Change in fair value of over-allotment option liability		(225,000)
Net loss	$ (1,000)	$ (595,442)
Basic weighted average shares outstanding (in Shares)	3,750,000	11,781,678
Basic net loss per share of Common Stock (in Dollars per share)	$ 0	$ (0.05)